Debt and Lease Liabilities - Reconciliation of long-term debt and lease liabilities arising from financing activities (Details) $ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2020 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Mar. 31, 2022 USD ($)	Feb. 28, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 06, 2020 MXN ($)	Dec. 31, 2018 USD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Finance cost		$ 12,368,807	$ 10,482,168	$ 11,275,198
Principal amount		126,999,199			$ 221.3
Revolving credit facility with a syndicate of banks
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Principal amount						$ 650.0	$ 618.0	$ 14,770,694	$ 618.0
Amount drawn under credit facility	$ 14,770,694
Variable interest rate spread (as a percent)	112.50%
Number of days interest is payable	28 days
Maximum | Revolving credit facility with a syndicate of banks
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Variable interest rate spread (as a percent)	87.50%
Total debt and lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period		133,169,629	131,741,812
New Debt		2,765,943	14,770,694
Payments		(3,721,242)	(19,635,231)
New Debt and Leases		1,424,507	(735,785)
Foreign Exchange Income		2,563,585	5,022,034
Interest		477,336	534,535
Balance at end of the period		136,679,758	133,169,629	131,741,812
Debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period		123,877,278	122,378,292
New Debt		2,650,000	14,770,694
Payments		(1,992,489)	(18,013,183)
Foreign Exchange Income		2,464,410	4,741,475
Balance at end of the period		126,999,199	123,877,278	122,378,292
Satellite transponder lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period		3,818,559	4,014,567
Payments		(460,210)	(456,465)
Foreign Exchange Income		99,175	260,457
Balance at end of the period		3,457,524	3,818,559	4,014,567
Other lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period		728,500	707,248
New Debt		115,943
Payments		(186,317)	(211,812)
New Debt and Leases			(195,308)
Interest		31,357	37,756
Balance at end of the period		689,483	728,500	707,248
Lease liabilities.
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period		4,745,292	4,641,705
Payments		(1,082,226)	(953,771)
New Debt and Leases		1,424,507	(540,477)
Foreign Exchange Income			20,102
Interest		445,979	496,779
Balance at end of the period		$ 5,533,552	$ 4,745,292	$ 4,641,705